SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of concentration of credit risk) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	80.00%	35.00%	88.00%	9.00%	36.00%	0.00%
Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	34.00%	12.00%	25.00%	32.00%	80.00%
Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		31.00%		19.00%	18.00%	4.00%
Revenue [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%		37.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage			57.00%		56.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			43.00%		41.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage					1.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage					56.00%	0.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage					41.00%	0.00%
Accounts Receivable [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage					0.00%	46.00%
Accounts Receivable [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage					0.00%	33.00%
Accounts Receivable [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage					1.00%	21.00%